Patent Licenses	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Patent Licenses

4. Patent Licenses

On December 31, 2003, LCT entered into an Option to License Intellectual Property agreement with Advanced Cell Technology, Inc. (“ACT”) for patent rights and paid ACT $340,000 in option and license fees. On February 13, 2004, LCT and ACT amended the Option agreement and LCT paid ACT additional option fees of $22,500 for fees related to registering ACT’s patents in selected international countries.

On May 14, 2004, LCT amended the licensing agreement with ACT for the exclusive worldwide patent rights for the following ACT technologies: UMass IP, ACT IP and Infigen IP, which terms are summarized below. The additional license fees aggregate a total of $400,000 and were secured by separate convertible promissory notes. The notes bore no interest unless they were not repaid at maturity, in which event they shall thereafter bear interest at an annual rate equal the lesser of 10% or the maximum non-usurious rate legally allowed.

The notes could be converted at the option of ACT into the first equity financing of LCT with cash proceeds in excess of $5,000,000 under the following conditions: i) Upon the consummation of the First Equity Financing; or ii) Immediately prior to the closing of any merger, sale or other consolidation of the Company or of any sale of all or substantially all assets of the Company which occurs prior to the First Equity Financing (an “Acquisition Event”). Notwithstanding the above, and only in the event that a conversion resulting from such Acquisition Event would result in a security not traded on a national stock exchange (including NASDAQ and NASDAQ small cap), upon written notice to the Company not later than five days after the consummation of the Acquisition Event and notice of the Acquisition Event to the holder of the note, the holder may elect to receive payment in cash of the entire outstanding principal of this Note. On February 7, 2013, the Company and ACT entered into Amended and Restated License Agreements for the purpose of completely amending and restating the terms of the license agreements. Under the terms of the Amendment the Company acquired exclusive world-wide rights to all human therapeutic uses and cosmetic uses from ATC and Infigen’s early work on parthenogenic-derived embryonic stem cells, as well as certain rights to patents covering Single Blastomere technology. Pursuant to the Amendment all minimum R&D requirements and all milestone payments due to ACT under the Exclusive License Agreement have been eliminated. The Company will no longer pay any royalties under the ACT IP Agreement and Infigen IP Agreement, and its obligation to pay royalties that ranged from 6%-12% under the UMass IP Agreement has been reduced to 0.25% of the net sales of products using technology covered by the UMass IP Agreement.

As of March 31, 2013, the total amount capitalized related to the acquired ACT licenses was $747,000, and $1,485,000 related to the other patent acquisition costs.

At March 31, 2013, future amortization expense related to our intangible assets subject to amortization is expected to be as follows (in thousands):

Amount
2013 (remaining nine months)	45
2014	60
2015	60
2016	60
2017	61
Thereafter	1,272

Total	$1,558

4. Patent Licenses

On December 31, 2003, LCT entered into an Option to License Intellectual Property agreement with Advanced Cell Technology, Inc. (“ACT”) for patent rights and paid ACT $340,000 in option and license fees. On February 13, 2004, LCT and ACT amended the Option agreement and LCT paid ACT additional option fees of $22,500 for fees related to registering ACT’s patents in selected international countries.

On May 14, 2004, LCT amended the licensing agreement with ACT for the exclusive worldwide patent rights for the following ACT technologies: UMass IP, ACT IP and Infigen IP, which terms are summarized below. The additional license fees aggregate a total of $400,000 and were secured by separate convertible promissory notes. The notes bore no interest unless they were not repaid at maturity, in which event they shall thereafter bear interest at an annual rate equal the lesser of 10% or the maximum non-usurious rate legally allowed.

The notes could be converted at the option of ACT into the first equity financing of LCT with cash proceeds in excess of $5,000,000 under the following conditions: i) Upon the consummation of the First Equity Financing; or ii) Immediately prior to the closing of any merger, sale or other consolidation of the Company or of any sale of all or substantially all assets of the Company which occurs prior to the First Equity Financing (an “Acquisition Event”). Notwithstanding the above, and only in the event that a conversion resulting from such Acquisition Event would result in a security not traded on a national stock exchange (including NASDAQ and NASDAQ small cap), upon written notice to the Company not later than five days after the consummation of the Acquisition Event and notice of the Acquisition Event to the holder of the note, the holder may elect to receive payment in cash of the entire outstanding principal of this Note. On February 7, 2013 the Company and ACT entered into Amended and Restated License Agreements for the purpose of completely amending and restating the terms of the license agreements. For further discussion, see Note 11, Subsequent Events.

On December 21, 2007 ACT elected to receive payment and was paid in cash in-lieu of conversion of the notes. As of December 31, 2012, the Company still maintained an obligation to pay royalties and other fees in accordance with the following schedule (in thousands, except percentages and sales thresholds):

	UMass IP	ACT IP	Infigen IP
License fee	$150	$225	$25
Royalty rates	3% to 12%	3% to 10%	3% to 10%
Minimum royalties
At 12 months	$15	$15	$8
At 24 months	$30	$38	$8
At 36 months	$45	$61	$7
Annually thereafter	$60	$75	$15
Milestone payments
First commercial product	$250	$250	$250
Sales reaching $5,000,000	$500	$500	$500
Sales reaching $10,000,000	$1,000	$1,000	$1,000

As of December 31, 2012, the total amounts capitalized related to the acquired ACT licenses were $747,000, and $1,336,000 related to other patent acquisition costs.

At December 31, 2012, future amortization expense related to our intangible assets subject to amortization is expected to be as follows (in thousands):

Amount
2013	$60
2014	60
2015	60
2016	60
2017	61
Thereafter	1,272

Total	$1,573